(Loss)/Earnings per Share (Tables)	12 Months Ended
Mar. 31, 2022
Earnings per share [abstract]
Schedule of (Loss)/Earnings Per Share

	Year Ended March 31,
	2022	2021
(Loss)/profit for the year attributable to Virax	(1,708,827)	(650,984)
Basic (loss)/earnings per share attributable to Virax – Class A	(0.67)	(0.41)
Diluted (loss)/earnings per share attributable to Virax – Class A	(0.67)	(0.41)
Basic (loss)/earnings per share attributable to Virax – Class B	(0.24)	(0.79)
Diluted (loss)/earnings per share attributable to Virax – Class B	(0.24)	(0.79)

Schedule of Diluted (Loss)/Earnings Per Share

Diluted (loss)/earnings per share is calculated by adjusting the weighted average number of ordinary shares in issue during the year to assume conversion of all dilutive potential ordinary shares. The Company had no dilutive shares as of March 31, 2022 and 2021.

	As of March 31,
	2022	2021
Weighted average number of ordinary shares used in basic income per share (Class A ordinary shares)	2,550,773	1,581,443
Weighted average number of ordinary shares used in basic income per share (Class B ordinary shares)	7,012,487	823,399
Weighted average number of ordinary shares used as the denominator in calculating basic (ss)/earnings per share	2,550,773	1,581,443
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted (loss)/earnings per share(1)	2,550,773	1,581,443

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(1)
For the years ended March 31, 2022 and 2021, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.